CONVERTIBLE NOTES AND WARRANTS	12 Months Ended
Dec. 31, 2025
Convertible Notes And Warrants
CONVERTIBLE NOTES AND WARRANTS

NOTE 12 – CONVERTIBLE NOTES AND WARRANTS

2024 Convertible Notes

On April 24, 2024, Legacy Stardust Power entered into a convertible equity agreement (the “2024 Convertible Notes”) for $2,000,000 with AIGD. Further, the Company entered into separate convertible equity agreements with other individuals for a total of $100,000 in April 2024, based on similar terms to the AIGD convertible equity agreement. The 2024 Convertible Notes were classified as a liability based on evaluating characteristics of the instrument and were presented at fair value as a non-current liability in the Company’s consolidated balance sheets as at June 30, 2024. The estimated fair value of the 2024 Convertible Notes considered the timing of issuance and whether there were changes in the various scenarios since issuance. The 2024 Convertible Notes had no interest rate or maturity date, no description of Dividend and no participation rights. The liquidation preference of the 2024 Convertible Notes was junior to other outstanding indebtedness and creditor claims, on par with payments for other SAFE notes and/or preferred equity, and senior to payments for other equity of the Company that is not convertible and/or pari preferred equity.

Pursuant to the consummation of the Business Combination and in accordance with the terms of the convertible equity agreements, the 2024 Convertible Notes converted into 25,722 shares of the Company’s Common Stock and therefore no further fair valuation was required as at December 31, 2025, and December 31, 2024.

Lind 2025 Convertible Notes

On December 23, 2025, the Company entered into a Security Purchase Agreement (“SPA”) with Lind Global Asset Management XIII LLC (“Lind”) providing for up to $15,000,000 in senior secured convertible debt financing. At closing, the Company received gross proceeds of approximately $4,000,000 in exchange for issuing to Lind a Senior Secured Convertible Promissory Note with a principal amount of $4,800,000 (the “2025 Convertible Note”) and a Common Stock Purchase Warrant to purchase approximately 411,245 shares of the Company’s common stock (the “2025 Lind Warrant”). The Company received net cash proceeds of $3,792,500, after payment of a $100,000 commitment fee and $107,500 of legal fees.

The 2025 Convertible Note does not bear a stated rate of interest. The principal is repayable in twenty (20) consecutive monthly instalments of $240,000 each, commencing 120 days after the issuance date. The outstanding principal balance of 2025 Convertible Note shall be due and payable on December 23, 2027 (the “Maturity Date”). Each monthly instalment (each, a “Monthly Payment”) may, at the Company’s election, be satisfied in (i) cash (together with an additional cash payment of 4% of the amount paid in cash), (ii) shares of common stock (“Repayment Shares”), or (iii) a combination of cash and Repayment Shares. The number of Repayment Shares is determined by dividing the portion of principal being paid in shares by the Repayment Share Price, defined as 90% of the average of five (5) consecutive daily VWAP selected by Lind during the 20 trading days preceding the issuance of the Repayment Shares.

The 2025 Convertible Note is convertible at Lind’s option, from time to time, into shares of the Company’s common stock at a fixed conversion price of $5.837 per share, subject to certain anti-dilution and down-round adjustments, provided that no adjustment shall result in the conversion price that is less than $0.653 (the “floor price”). The floor price is further subject to periodic adjustment (the “adjusted floor price”), which is determined on every six months from the initial issuance date as the lower of (i) the then-current floor price and (ii) 20% of the lower of (a) the closing price of the Company’s common stock on the trading day immediately preceding the adjustment date and (b) the average closing price over a specified recent trading period. If the adjusted floor price is lower than the then-current floor price, the floor price is automatically reduced to such adjusted floor price.

Conversion of the note is subject to a 4.99% beneficial ownership limitation (which may be increased to 9.99% under certain conditions). In addition, the total number of shares issuable upon conversion is subject to limitations under applicable stock exchange rules (including the 19.99% cap) unless shareholder approval is obtained. If shareholder approval is not obtained within one year, any remaining outstanding balance of the note may be required to be settled in cash at the option of Lind in accordance with the terms of the note.

In the event that any amount payable by the Company under the 2025 Convertible Note is not paid when due, such amount shall accrue interest at a rate of 10% per annum, compounded annually, calculated on the basis of a 360-day year, from the due date until the date of payment. Accrued and unpaid amounts, including interest on overdue interest, shall become payable on demand.

The 2025 Convertible Note may be transferred or sold by Lind, subject to compliance with applicable laws and regulations. Additionally, Lind may pledge, hypothecate, or otherwise grant the Note as security for any obligations.

The 2025 Convertible Note may be prepaid in whole upon 10 days’ prior written notice. In the event of a prepayment notice, Lind may elect to convert up to one-third (1/3) of the then-outstanding principal at the lower of (i) the Conversion Price or (ii) the Repayment Share Price.

In addition, upon the occurrence of a change in control, Lind has the right to require the Company to prepay the note at an amount equal to the outstanding principal plus five percent (5%) of the Outstanding Principal Amount plus any other amounts owed under this Note. Such amount becomes payable immediately prior to the consummation of the change in control event.

The 2025 Convertible Note provides that if the Company’s common stock ceases to be listed on The Nasdaq Stock Market (or another national securities exchange), Lind (or its assignee) may deliver a demand for payment to the Company. Upon such demand, the Company is required, within 10 business days, to pay all outstanding principal under the Lind notes in cash, or, at Lind’s election, Lind may convert all or a portion of the outstanding principal at a conversion price equal to the lower of (i) the then-current Conversion Price and (ii) 80% of the average of the three (3) lowest daily VWAPs during the 20 trading days preceding delivery of the related conversion notice.

If the Company is unable to issue all of the shares required upon conversion of the 2025 Convertible Note because of insufficient authorized shares or due to legal, regulatory or exchange restrictions, the Company will issue the maximum number of shares it is legally permitted to issue. For any portion for which shares cannot be issued, Lind may, at its option, (i) require cash prepayment in an amount equal to the number of unissued shares multiplied by the lesser of the Conversion Price and the Repayment Share Price, (ii) void the applicable conversion notice and retain the note (with related amounts continuing to accrue), or (iii) defer issuance until it becomes legally permissible, with the principal relating to such portion remaining outstanding.

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The 2025 Convertible Note contains customary events of default, including, among others: failure to pay principal, premium, fees or other amounts when due; failure to comply with covenants or other obligations under the Lind Securities Purchase Agreement or related transaction documents; failure or refusal to honor conversion requests or timely deliver conversion shares (including failure to remove restrictive legends or to provide required transfer agent instructions); failure to maintain sufficient authorized and reserved shares for full conversion of the note; certain change-of-control transactions not otherwise permitted; cross-defaults or accelerations of other indebtedness in excess of $500,000; voluntary or involuntary bankruptcy or insolvency events (subject to specified cure periods, where applicable); unsatisfied final judgments in excess of $500,000; delisting or trading suspension of the Company’s common stock, loss of DTC/FAST eligibility or going-private transactions; challenges to the enforceability of the Lind agreements; the Company’s market capitalization falling below $15 million for ten consecutive trading days; and the occurrence of a material adverse effect.

Upon the occurrence and during the continuance of an event of default, Lind may declare immediately due and payable an amount equal to 110% of the then-outstanding principal balance of the 2025 Convertible Note plus any other amounts then outstanding under the note and related transaction documents. In addition, following an event of default Lind may, at its option, convert all or a portion of the outstanding principal into common stock at a price equal to the lower of (i) the then-current Conversion Price and (ii) 80% of the average of the three (3) lowest daily VWAPs during the 20 trading days immediately preceding delivery of the applicable conversion notice. For certain bankruptcy or insolvency-related events of default, such amounts becomes immediately due and payable without further notice or demand.

If the Company incurs indebtedness, including subordinated debt or debt convertible into equity, that is redeemable by the Company for an aggregated proceed of more than $2.5 million (in one or more transactions), the Company is required to use the proceeds from such issuance to repay amounts outstanding under the note, unless otherwise waived by Lind.

Based upon the Company’s analysis, it was determined that the 2025 Convertible Notes contain embedded features requiring recognition as derivatives and bifurcation. However, the Company determined the fair value of these embedded derivatives was immaterial as of December 31, 2025, and therefore measured the 2025 Convertible Note at amortized cost and recorded as a liability on the consolidated balance sheet. Because the 2025 Convertible Note and related warrant were issued in a single financing transaction, the Company allocated the net proceeds to the 2025 Convertible Note and the warrants based on their relative fair values. A portion of the total debt issuance costs of $207,500 was allocated to the warrants based on their relative fair value, resulting in an allocation of $34,610 to the warrants and $172,890 to the 2025 Convertible Note. In total, approximately $34,610 was recorded in additional paid-in capital (“APIC”) related to the warrants, and a debt discount and debt issuance costs of approximately $1,640,062 was recorded as a reduction of the carrying amount of the 2025 Convertible Note, representing the difference between the $4,800,000 principal amount and the amount allocated to the debt component at issuance.

As of December 31, 2025, the principal amount outstanding under the 2025 Convertible Note was $4,800,000, and unamortized debt discount and issuance costs, including amount attributed to warrants issued, totaled $1,606,994, resulting in a net carrying amount of $3,193,006 at an effective interest rate of 43.2%. As of December 31, 2025, the estimate fair value of the instrument approximates carrying value given the instrument was issued in December 2025 and has a short time period until maturity.

For the year ended December 31, 2025, the Company recognized $33,068 of interest expense related to the 2025 Convertible Note, representing amortization of debt discount and issuance cost. Such interest expense is included within interest expense in the Company’s consolidated statement of operations for the year ended December 31, 2025.

The future contractual payment of 2025 convertible note as of December 31, 2025, are as follows:

Year	As of December 31, 2025
2026	2,246,400
2027	2,745,600
4,992,000

Lind Common Stock Warrant:

On December 23, 2025, in connection with the 2025 Convertible Note, the Company also issued the 2025 Lind Warrant. The 2025 Lind Warrant entitles Lind to purchase up to 411,245 shares of the Company’s common stock at an exercise price of $5.837 per share, subject to customary adjustments. These warrants become exercisable six months from the date of issuance and remains outstanding for a period of 60 months thereafter, unless earlier terminated in accordance with its terms. They may be exercised for cash or, in certain limited circumstances, on a net share (cashless) basis. Net share settlement is permitted only when a registration statement covering the resale of the underlying shares is not available or in connection with certain fundamental transactions, in which case Lind receives a reduced number of shares based on the intrinsic value of the warrants.

The warrants include provisions that apply upon the occurrence of fundamental transactions, such as mergers, consolidations, sale of substantially all assets, tender offers, or other change-in-control events. In such circumstances, Lind is entitled to receive the same type and amount of consideration that would have been received had the warrants been exercised immediately prior to the transaction. In addition, the exercise price and the number of shares issuable upon exercise are subject to adjustment to preserve the economic value of the warrants. Lind may also have the right to require the Company (or the successor entity) to repurchase the warrants for cash equal to its Black-Scholes value in connection with certain fundamental transactions.

The warrants contain customary anti-dilution provisions, including adjustments for stock splits, stock dividends, combinations, reclassifications, and issuances of common stock at a price below the then-current exercise price (subject to specified exceptions). Lind is also entitled to participate in certain distributions to common stockholders on an as-if-converted basis. The Company is required to reserve a sufficient number of authorized shares to satisfy its obligations upon exercise of the warrants.

The warrants are subject to beneficial ownership limitations that restrict Lind from exercising the warrants to the extent that such exercise would result in Lind exceeding a specified ownership threshold. The warrants are transferable, subject to compliance with applicable securities laws, and includes certain registration rights for the resale of the underlying shares as set forth in the related purchase agreement. The warrants do not confer any voting, dividend, or other stockholder rights unless and until it is exercised into shares of the Company’s common stock.

The Company reviewed the warrants in connection with the securities purchase agreements under ASC 815 and concluded that the warrants are not in scope of ASC 480 and are not subject to the derivative guidance under ASC 815. Accordingly, the warrants were equity classified. The fair value of the warrants at the issuance date of $667,172 was determined using a Black-Scholes option pricing model, which includes the use of Level 3 inputs. The resulting fair value of the warrants was recorded in APIC, net of issuance costs, and is not subject to subsequent remeasurement. The Company estimates its stock price volatility using the historical volatility of publicly traded peer companies. The term is equal to the contractual term of the warrants. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve for the time period equal to the term of the warrants. The expected dividend yield is zero based on the fact that the Company has never paid cash dividends on common stock and does not expect to pay any cash dividends in the foreseeable future. Assumptions used in calculating the fair value of the warrants at the issuance date include the following:

Assumptions
Fair value of Common Stock as of December 23, 2025	$3.04
Exercise Price	$5.84
Risk-free interest rate	3.78%
Contractual terms (years)	5.5
Volatility	75%
Dividend Yield	0%